Offerings - Offering: 1	Aug. 21, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	% Notes due
Maximum Aggregate Offering Price	$ 750,000,000.00
Amount of Registration Fee	$ 0.00
Offering Note	Calculated pursuant to Rule 457(o) and previously paid in connection with the filing of the Registrant's registration statement on Form N-2 (File No. 333-280508) as filed with Securities and Exchange Commission on June 26, 2024.